Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Operating Expenses [Abstract]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income

Brokerage and Transaction:

	2025	2024	2023
Clearing and operation cost	$83,591,253	$52,722,425	$43,833,078
Market and data fees	22,676,024	16,056,015	12,720,971
Handling charge expense	22,481,787	10,528,178	9,864,869
Total	$128,749,064	$79,306,618	$66,418,918

Technology and Development:

	2025	2024	2023
Employee compensation benefits	$55,558,669	$43,399,693	$35,111,616
Cloud service fees	14,315,992	13,280,129	11,806,489
System costs	9,309,358	7,160,641	5,238,363
Total	$79,184,019	$63,840,463	$52,156,468

Marketing and Branding:

	2025	2024	2023
Advertising and promotions	$111,073,326	$108,190,912	$92,182,380
Free stock promotions	14,770,750	23,980,001	55,225,961
Employee compensation and benefits	10,103,339	6,550,318	4,849,661
Total	$135,947,415	$138,721,231	$152,258,002

General and Administrative:

	2025	2024	2023
Employee compensation and benefits	$104,600,076	$77,187,479	$61,466,048
Compliance fees	13,065,160	11,212,942	8,740,324
Office related	27,833,724	18,337,113	10,078,418
Professional services	15,942,896	10,586,397	9,966,117
Depreciation and amortization	3,234,484	3,010,301	4,675,664
Other	3,966,349	2,380,396	863,232
	$168,642,689	$122,714,628	$95,789,803